Document and Entity Information Document	Feb. 11, 2021	Feb. 13, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 11, 2021
Entity Registrant Name		NorthWestern Corp
Entity Central Index Key		0000073088
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-10499
Entity Tax Identification Number		46-0172280
Entity Address, Address Line One		3010 W. 69th Street
Entity Address, City or Town		Sioux Falls
Entity Address, State or Province		SD
Entity Address, Postal Zip Code		57108
City Area Code		605
Local Phone Number		978-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock
Trading Symbol		NWE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false